UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6027

                              KAVILCO INCORPORATED
               (Exact name of registrant as specified in charter)

                        600 UNIVERSITY STREET, SUITE 3010
                         SEATTLE, WASHINGTON 98101-1129
               (Address of principal executive offices) (Zip code)

Registrant's telephone number, including area code: 206-624-6166

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

ITEM 1. EXCERPTS FROM NEWSLETTER TO SHAREHOLDERS REGARDING FINANCIAL STATEMENTS.

Note to the SEC: Kavilco Incorporated is an Alaska Native Corporation that operates under the Investment Company Act of 1940. The Alaska Native Claims Settlement Act, which is our primary regulating authority, places numerous restrictions on the Company's stock. Kavilco's stock can only be transferred by court decree or gifting to a blood relative, and cannot be sold or used as collateral. The following discussion has been edited so that only the portfolio and financial issues from Kavilco's newsletter are attached to the Form N-CSRS. Topics not addressed in our filing are Direct Deposit, IRS Policy Change, What's New, and News from Kasaan.

ANNUAL MEETING OF SHAREHOLDERS

The 2005 Annual Shareholders Meeting is scheduled for Saturday, November 5. The meeting will be held at the Ted Ferry Civic Center in Ketchikan. Registration will begin at 11:00 a.m. and end at 12:00 noon. The meeting will begin at 1:00 p.m. and end at 3:00 p.m. The primary items of business are the approval of the Corporation's independent public accountants and the election of Directors. The Directors whose terms expire this year are Jeane Breinig, Ramona Hamar and Marie
K. Miller.

The banquet after the meeting will be held in the Cape Fox Lodge. Doors will open at 5:30 p.m.

PORTFOLIO
THE GREAT CONUNDRUM

Over the past couple of years, the global financial community has debated why long-term U.S. interest rates have been so low. This has led to the vast majority of economists being so wrong with their interest rate forecasts. Adding to the confusion, we have had Alan Greenspan, chairman of the Federal Reserve Board, famously describe the question of the long-term rates as a "conundrum" in congressional testimony earlier this year.

It is stunning for the head of our central bank to describe himself as mystified by the behavior of overall rates. Indeed, as of mid-year, yields on the 10-year and the 30-year U.S. Treasury securities have fallen to the astonishingly low levels of 3.9% and 4.2% respectively. These low rates persist even in the face of powerful factors, which, in historical terms, should drive them up, including monetary policy itself, a strong U.S. economic growth outlook and the increasingly large size of our current account deficit. This contradiction is, in essence, the conundrum.

There are many economic theories set forth to address the conundrum, but the one that appears to be gathering traction is excess global liquidity (foreign currency). Foreign investors are in a ferocious hunt for yields and, for the moment, have nowhere else to go but into dollar-denominated, fixed-income assets like U.S. Treasury securities. Believe it or not, comparable interest rates outside the U.S. are even lower than ours. Accordingly, as demand increases Treasuries' interest rates decrease.

PORTFOLIO STRATEGY

We have over $20 million that has not been committed to long-term bond investments. We are acutely aware that the easy availability of credit has created the bubble twins: stocks and real estate. The real estate mania is global in nature, and we are actively monitoring the international housing markets to get an understanding of how a country's economy will be impacted when the bubble starts to deflate. Our analysis has pointed out that an end to our housing boom will remove a huge prop to our economy and will result in a major deflationary shock. Such is the nature of bubbles.

Once the housing market mania starts to cool we will start investing in long-term bonds because deflation will be accompanied by a steady decline in yields. In the interim, we have developed a two-prong strategy. The first part of the strategy is to capture yield. You will note on the Schedule of Investments a number of variable agency bonds. Interest rates on these short-term securities reset on a periodic basis (monthly, quarterly or annually) and have a substantially higher yield than money market funds. The second part of the strategy requires nimble trading with the goal of attaining capital gains. This strategy uses technical analysis to actively trade long-date Treasury bonds. We received our first buy signal in July so it is too early to say how this strategy will work out.

We have looked at stocks and setting up a separate company (SEC and IRS diversification issues limit owning a company) in order to increase our net income. According to our analysis, there is no quick fix for the decline in our earnings. We have to come to grips with the low interest rate environment and the negative impact this will have on future dividends.

KAVILCO INCORPORATED


                                                FOR THE SIX MONTHS
STATEMENTS OF ASSETS                           ENDED JUNE 30, 2005
AND LIABILITIES                                        (UNAUDITED)
ASSETS
  Investments in securities, at market value
     (identified cost $33,300,746)                     $23,285,615
  Real Estate at fair value                              3,588,815
  Cash and cash equivalents                             13,184,680
  Interest receivable                                      239,182
  Premises and equipment, net                                5,392
  Prepaid expenses and other assets                         31,540
                                                       -----------
     Total Assets                                       40,335,224

LIABILITIES
  Accounts payable and accrued expenses                        180
  Dividends payable                                         10,140
  Due to broker                                          2,000,000
                                                       -----------
     Total liabilities                                   2,010,320

     Net Assets                                        $38,324,904
                                                       ===========

Net assets consist of:
  Unrealized appreciation on
     Investments                                           876,854
     Real estate                                         2,534,726
  Contributed capital                                   34,913,324
                                                       -----------

     Net assets                                        $38,324,904
                                                       ===========

Net asset value per share of common stock
  ($38,324,904 divided by 12,000 shares
    outstanding)                                         $3,193.74
                                                       ===========

See accompanying Notes to the Financial Statements (unaudited)

KAVILCO INCORPORATED


                                                     FOR THE SIX MONTHS
                                                    ENDED JUNE 30, 2005
SCHEDULE OF INVESTMENTS                                     (UNAUDITED)
                                                 PRINCIPAL
                                             AMOUNT/SHARES        VALUE
INVESTMENT IN SECURITIES -
  60.7% OF NET ASSETS
U.S. GOVERNMENT SECURITIES - 34.1%
  U.S. Treasury Notes, 1.500%, 3/31/06           1,000,000     $985,510
  Federal National Mortgage Association-
   variable rates
     4.000%, 6/29/07                             2,000,000    2,001,260
     6.210%, 11/7/07                             1,000,000    1,052,520
     6.150%, 12/10/07                            1,000,000    1,052,950
     4.000%, 12/14/07                            1,000,000    1,000,000
     3.375%, 7/7/10                              1,000,000    1,000,000
  Federal Home Loan Bank-variable rates
     3.250%, 6/22/06                             1,000,000      998,440
     3.350%, 7/11/06                             1,000,000    1,000,000
     3.760%, 9/29/06                             1,000,000      998,750
     3.375%, 2/28/07                             1,000,000      999,690
     3.500%, 12/17/09                            1,000,000      999,690
     4.000%, 6/30/10                             1,000,000    1,000,000
                                                            -----------
          Total U.S. Government Securities
            (cost $12,991,229)                               13,088,810
                                                            -----------

CORPORATE BONDS-26.1%
  Banking
     Chase Manhattan Corp., 7.875%, 7/15/06      1,000,000    1,034,530
  Beverage
     Coca Cola Enterprises, 8.500%, 2/1/12         700,000      856,373
  Diversified financial services
     General Electric Capital Corp.,
       8.500%, 7/24/08                           1,000,000    1,116,840
  Electric utility
     Potomac Electric Power,
       6.500%, 3/15/08                             190,000      200,414
  Entertainment
     Walt Disney Co., 5.800%, 10/27/08             290,000      301,490
  Finance - auto loans
     General Motors, 6.625%, 10/15/05              827,000      830,953
  Food processing
     Heinz HJ Co., 6.00%, 3/15/08                  229,000      238,783
  Petroleum (integrated
     Texaco Capital, 5.700%, 12/1/08               975,000      980,207
  Retail store
     Dayton Hudson, 8.600%, 1/15/12                100,000      123,423
     Wal-Mart Stores, 6.875%, 8/10/09            1,000,000    1,102,040
  Securities brokerage
     Bear Stearns, 7.625%, 12/7/09               1,000,000    1,127,660
     Merrill Lynch, 6.375, 10/15/08              1,000,000    1,068,450
  Telecommunication services
     Pacific Bell, 6.125%, 2/15/08               1,000,000    1,042,320
                                                            -----------
       Total Corporate Obligations
        (cost $9,188,095)                                    10,023,483
                                                            -----------

COMMON STOCK - 0.45% OF NET ASSETS
  Gold/Silver Mining
     Barrick Gold Corp.                              1,200       30,036
     Coeur d'Alene Mines Corp.                       3,000       10,890
     Freeport McMoRan Copper & Gold                    600       22,464
     Newmont Mining Corp.                              500       19,515
  Technology
     Microsoft Corp.                                 3,640       90,418
                                                            -----------

       Total Common Stock (cost $133,715)                       173,323
                                                            -----------
       Total investments in securities
        (identified cost $22,313,039)
TOTAL PORTFOLIO                                             $23,258,616
                                                            ===========


See Accompanying Notes to the Financial Statements (unaudited)

KAVILCO INCORPORATED


                                          FOR THE SIX MONTHS
                                         ENDED JUNE 30, 2005
STATEMENT OF OPERATIONS                          (UNAUDITED)
INVESTMENT INCOME
  Interest                                          $611,428
  Dividends from money market fund                    54,702
  Dividends                                            1,414
                                                    --------
     Total investment income                         667,544

EXPENSES
  Salaries and benefits                              129,707
  Director's compensation and expenses               111,761
  Legal and accounting                                17,947
  Custodian fees                                       5,342
  Insurance expense                                   36,217
  Office and equipment leases                         28,962
  General and administrative                          31,618
                                                    --------
     Total expenses                                  361,554
                                                    --------

Net investment income                                305,990

REALIZED AND UNREALIZED
GAIN ON INVESTMENTS
  Net realized gain on investments                       601
  Net decrease in unrealized
   appreciation on investments                     (281,599)
                                                    --------

Net realized and unrealized gain
 loss)on investments                               (280,998)
                                                    --------

NET OPERATING INCOME(LOSS)                          (24,992)
                                                    --------

Other income                                          21,935
                                                    --------

Net increase in net assets
 resulting from operations (Note 3)                  $46,927
                                                    ========

See accompanying Notes to the Financial Statements (unaudited)


KAVILCO INCORPORATED


                                          FOR THE SIX MONTHS
                                         ENDED JUNE 30, 2005
STATEMENT OF CHANGES IN NET ASSETS               (UNAUDITED)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS
  Net investment income                             $305,990
  Net realized gain on investments                       601
  Net increase(decrease)in
   unrealized appreciation                         (281,599)
  Net other income                                    21,935
                                                 -----------
     Net increase in net assets
      resulting from operations                       46,927
                                                 -----------

Dividends and distributions
  Net investment income                            (124,799)
                                                 -----------
     Total increase(decrease)
      in net assets                                 (77,872)

NET ASSETS
  Beginning of year                               38,402,776
                                                 -----------

  End of year (including undistributed
    net investment income of
    $1,796 and $0,respectively)                  $38,324,904
                                                 ===========


See accompanying Notes to the Financial Statements (unaudited)

NOTES TO THE FINANCIAL STATEMENTS FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

NOTE 1.   SEC COMPLIANCE
The following information discussed in Notes 1 and 2 are required to be conveyed to shareholders pursuant to Section 30 of the Investment Act of 1940.
Board fees               $29,700
Officers' compensation   $103,858

NOTE 2.   PURCHASES AND SALES OF SECURITIES
Purchases and sales of Securities for the six months ended June 30, 2005 totaled $22,041,484 and $33,713,728 respectively.

NOTE 3.   UNREALIZED LOSS ON INVESTMENTS
Unrealized gain/loss is an accounting adjustment and does not enter into the calculation of dividend payments. The $281,599 unrealized loss is directly related to inflationary pressures and the Federal Reserve Board's action to increase interest rates. Increase in interest rates will adversely affect the value of our bond portfolio, but will afford Kavilco an opportunity to invest at higher interest rates.

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the financial statements included in Item 1 of this Form N-CSRS.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT AND AFFILIATED PURCHASERS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

The Alaska Native Claims Settlement Act (ANCSA), which is our primary regulating authority, places numerous restrictions on the Company's stock. Kavilco's stock was given to its shareholders. It can only be transferred by court decree or gifting to a blood relative and cannot be sold or used as collateral. There is no provision in the ANCSA regulations for repurchase of shares.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to Kavilco's Board of Directors since Kavilco last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period covered by this report that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS.

(a)  (1)Not applicable.

     (2)Not applicable. The Alaska Native Claims Settlement Act (ANCSA), which is our primary regulating authority, places numerous restrictions on the Company's stock. Kavilco's stock was given to its shareholders. It can only be transferred by court decree or gifting to a blood relative and cannot be sold or used as collateral. There is no provision in the ANCSA regulations for repurchase of shares.

     (3)Not applicable. The Alaska Native Claims Settlement Act (ANCSA), which is our primary regulating authority, places numerous restrictions on the Company's stock. Kavilco's stock was given to its shareholders. It can only be transferred by court decree or gifting to a blood relative and cannot be sold or used as collateral. There is no provision in the ANCSA regulations for repurchase of shares.


(b)  (1)Certification of chief executive officer.

(b)  (2)Certification of chief financial officer.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Kavilco Incorporated

By (Signature and Title) /S/ LOUIS A. THOMPSON

                             Louis A. Thompson
                             Chief Executive Officer

Date: August 22, 2005

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Kavilco Incorporated

By (Signature and Title) /S/ SCOTT BURNS

                             Scott Burns
                             Chief Financial Officer

Date: August 22, 2005